Warrants Liability (Details) - Schedule of Fair Value of the Warrants Granted - USD ($)	Jun. 30, 2024	Jun. 17, 2024	Feb. 27, 2024
Additional Warrants Issued to Empery Asset Management LP [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares)	1,000,000	1,000,000
Dividend yield	0.00%	0.00%
Expected volatility	75.00%	75.00%
Risk-free interest rate	4.333%	4.30%
Expected life of warrants	4.97	5
Exercise price (in Dollars per share)	$ 11.45	$ 11.45
Share price at 30 June 2024 (in Dollars per share)	$ 11.27
Issue date share price (in Dollars)		$ 11.3
Polar Multi-Strategy Master Fund [Member] | Warrants issued on 27 February 2024 with exercise price of $10.00 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares)	350,000		350,000
Dividend yield	0.00%		0.00%
Expected volatility	75.00%		75.00%
Risk-free interest rate	5.134%		4.948%
Expected life of warrants	0.91		1.25
Exercise price (in Dollars per share)	$ 10		$ 10
Share price at 30 June 2024 (in Dollars per share)	$ 11.27
Issue date share price (in Dollars)			$ 10.2
Empery Asset Management LP [Member] | Warrants issued on 27 February 2024 with exercise price of $10.00 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares)	1,000,000		1,000,000
Dividend yield	0.00%		0.00%
Expected volatility	75.00%		75.00%
Risk-free interest rate	5.134%		4.948%
Expected life of warrants	0.91		1.25
Exercise price (in Dollars per share)	$ 10		$ 10
Share price at 30 June 2024 (in Dollars per share)	$ 11.27
Issue date share price (in Dollars)			$ 10.2
Empery Asset Management LP [Member] | Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $10.00
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares)	400,000		1,000,000
Dividend yield	0.00%		0.00%
Expected volatility	75.00%		75.00%
Risk-free interest rate	5.134%		4.948%
Expected life of warrants	0.91		1.25
Exercise price (in Dollars per share)	$ 10		$ 10
Share price at 30 June 2024 (in Dollars per share)	$ 11.27
Issue date share price (in Dollars)			$ 10.2
Monte Carlos Simulation [Member] | Warrants Issued on 27 February 2024 With Exercise Price of $10.71 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares)	1,814,797		1,814,797
Dividend yield	0.00%		0.00%
Expected volatility	75.00%		75.00%
Risk-free interest rate	4.585%		4.50%
Expected life of warrants	2.66		3
Exercise price (in Dollars per share)	$ 10.71		$ 10.71
Share price at 30 June 2024 (in Dollars per share)	$ 11.27
Issue date share price (in Dollars)			$ 10.2